Offerings	Feb. 11, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of:
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.23
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

Includes up to an additional 562,500 Units that the underwriters have the option to purchase pursuant to their over-allotment option, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(i) Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

No separate fee is required pursuant to Rule 457(g) under the Securities Act because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(ii) Common Warrants to purchase Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

No separate fee is required pursuant to Rule 457(g) under the Securities Act because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Common Warrants included as part of Units
Maximum Aggregate Offering Price	$ 21,562,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,977.79
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

Includes up to an additional 562,500 Units that the underwriters have the option to purchase pursuant to their over-allotment option, if any.

As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(g) and Rule 457(o) under the Securities Act, the proposed maximum offering price of the common stock issuable upon exercise of each of such Common Warrants included in the additional units, or covered by the over-allotment option, as applicable, proposed to be sold in the offering is $21,562,500, which is equal to 125% of $17,250,000, as each common stock included in each unit of the registrant to be sold to be investors in this offering (including those covered by the over-allotment option).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Underwriter's Warrants to purchase Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

No separate fee is required pursuant to Rule 457(g) under the Securities Act because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Underwriter's Warrants
Maximum Aggregate Offering Price	$ 862,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 119.12
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(g) and Rule 457(o) under the Securities Act. The proposed maximum offering price of the common stock issuable upon exercise of the underwriter’s warrants. The Underwriter’s Warrants are exercisable for shares of common stock at an exercise price equal to 125% of the public offering price per Unit. As so estimated, the proposed maximum aggregate offering price of the common stock issuable upon exercise of the Underwriter’s Warrants is $862,500, which equals 125% of $725,000 (representing 5% of the proposed maximum aggregate offering price of the Units offered hereby, excluding the Units subject to the over-allotment option).
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 8,400,000.00
Amount of Registration Fee	$ 1,232.46
Offering: 8
Offering:
Fee Previously Paid	true
Security Type	Equity
Security Class Title	Underwriter Warrants
Maximum Aggregate Offering Price	$ 8,050,000.00
Offering: 9
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of Underwriter Warrants
Maximum Aggregate Offering Price	$ 350,000.00
Amount of Registration Fee	$ 53.59
Offering: 10
Offering:
Fee Previously Paid	false